--------------------------------------------------------------------------------

DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                  (212)830-5200

================================================================================






Dear Shareholder:


We are pleased to present the semi-annual report of Daily Tax Free Income Fund, Inc. for the period ended November 1, 2001 to April 30, 2002.

The Fund had net assets of $472,597,421 and 2,835 active shareholders.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff



Steven W. Duff
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 2002
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Put Bonds (b) (5.62%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,900,000  Clipper Tax Exempt Trust COPS - Series 2001
             Insured by MBIA Insurance Corp.                                     12/20/02     1.88%   $ 2,900,000   VMIG-1
  3,445,000  Clipper Tax Exempt COPS - Series 2001-3
             Insured by MBIA Insurance Corp.                                     12/20/02     1.93      3,445,000   VMIG-1
  9,995,000  Dekalb County, GA MHRB - Series 1985L
             LOC Amsouth Bank, N.A.                                              12/01/02     2.10      9,995,000              A1+
  2,225,000  Marietta, GA Housing Authority (Falls at Bellsferry)                01/15/03     2.00      2,225,000   VMIG-1
  5,000,000  Nashville & Davidson County, TN
             (Vanderbilt University) - Series 1985A                              01/15/03     1.65      5,000,000    MIG-1     A1+
  3,000,000  Pooled Puttable Floating Option Tax Exempts Receipts-Series PPT-33
             LOC Merrill Lynch and Company, Inc.                                 06/27/02     2.95      3,000,000              A1+
-----------                                                                                           -----------
 26,565,000  Total Put Bonds                                                                          26,565,000
-----------                                                                                           -----------
Tax Exempt Commercial Paper (12.75%)
------------------------------------------------------------------------------------------------------------------------------------
$10,000,000  Beaver County, PA Industrial Development
             (Duquesne Light Company)
             Insured by AMBAC Indemnity Corp.                                    05/16/02     1.25%   $10,000,000   VMIG-1     A1+
  5,000,000  Burke County, GA Development Authority
             (Oglethorpe Power) - Series 1998A
             Insured by AMBAC Indemnity Corp.                                    06/05/02     1.25      5,000,000    MIG-1     A1+
  3,820,000  City of Jacksonville, FL                                            06/12/02     1.25      3,820,000     P1       A1
 10,000,000  City of Mount Vernon, IN Pollution Control & Solid Waste Disposal RB
             (General Electric Company)                                          09/09/02     1.65     10,000,000     P1       A1+
  2,300,000  Hampton, VA IDA RB (Sentara Health System) - Series 1997B           05/02/02     1.20      2,300,000   VMIG-1     A1+
  5,200,000  Hampton, VA IDA RB (Sentara Health System) - Series 1997B           07/10/02     1.60      5,200,000   VMIG-1     A1+
  2,300,000  Harris County, TX - Series C                                        05/15/02     1.15      2,300,000     P1       A1+
  1,400,000  Harris County, TX - Series D                                        05/09/02     1.55      1,400,000     P1       A1+
  5,900,000  Intermountain Power Agency - Series 1997                            07/03/02     1.60      5,900,000              A1
  1,000,000  Maryland Health and Higher Education Authority
             (Johns Hopkins Hospital)                                            08/01/02     1.65      1,000,000     P1       A1+
  1,720,000  Sarasota County, FL Public Hospital RB
             (Sarasota Memorial Hospital)
             LOC Suntrust Bank                                                   07/02/02     1.60      1,720,000   VMIG-1     A1+
  2,100,000  Sarasota County, FL Public Hospital RB
             (Sarasota Memorial Hospital)
             LOC Suntrust Bank                                                   07/10/02     1.60      2,100,000   VMIG-1     A1+






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000    Shelby County, TN - Series 2000                                   07/02/02     1.65%   $ 2,000,000     P1        A1+
  5,000,000    Shelby County, TN - Series 2000                                   07/03/02     1.65      5,000,000     P1        A1+
  2,492,000    Sunshine State Government Finance Commission - Series E           06/05/02     1.30      2,492,000     P1        A1+
-----------                                                                                           -----------
 60,232,000    Total Tax Exempt Commercial Paper                                                       60,232,000
-----------                                                                                           -----------
Tax Exempt General Obligation Notes & Bonds (16.22%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,040,000    Adams - Friendship, WI School District TRAN (c)                   11/01/02     2.30%   $ 2,040,399
  5,000,000    Allegheny County, PA TRAN - Series 2002B                          12/20/02     2.15      5,034,502    MIG-1
  2,000,000    Board of Regents of The University of Texas
               (Permanent University Fund) - Series A                            06/04/02     1.40      2,000,000   VMIG-1      A1+
    700,000    Boscobel, WI Area School District TRAN (c)                        10/30/02     2.55        700,340
    815,000    Boulder Junction, WI Joint School District TRAN (c)               10/29/02     2.35        815,432
  1,600,000    Cambridge, WI Joint School District TRAN (c)                      10/02/02     2.55      1,603,955
 16,260,000    Campbell County, WY School District #1 TAW (c)                    06/26/02     2.85     16,269,740
  3,000,000    Cheshire County, NH (c)                                           12/27/02     2.00      3,000,969
  1,140,000    Clinton County, WI School District TRAN (c)                       09/11/02     2.73      1,140,281
  5,500,000    County of Merrimack, NH TAN 2002                                  12/27/02     1.85      5,505,341              SP-1
  2,050,000    D.C. Everest Area School District TRAN (c)                        08/22/02     2.89      2,050,672
  1,000,000    Dublin City, OH School District BAN
               (School Facilities Construction and Improvements)                 11/14/02     1.55      1,001,597    MIG-1
  2,300,000    Gulf Coast Waste Disposal Authority
               (Amoco Oil Co. Project) - Series 1986                             09/01/02     1.55      2,300,000   VMIG-1      A1+
  1,800,000    Hartland/Lakeside, WI Joint School District #3 TRAN (c)           09/18/02     2.70      1,800,470
  2,750,000    Hortonville, WI School District TRAN (c)                          11/01/02     2.30      2,750,798
  4,500,000    Indiana Bond Bank Advance Funding Notes - Series 2002             01/22/03     1.65      4,519,388    MIG-1     SP-1+
    950,000    Jefferson, WI School District TRAN (c)                            09/10/02     2.71        950,265
  1,900,000    Lake Geneva - Genoa City, WI Union School District TRAN (c)       09/30/02     2.30      1,900,305
  4,000,000    Lebanon City, OH School District BAN
               School Facilities Construction and Improvement                    08/13/02     1.30      4,005,319    MIG-1
  3,600,000    Minnesota Independent School District #31
               Aid Anticipation Certificates of Indenture - Series 2002 (c)      09/30/02     1.42      3,601,158
  3,495,000    Parkrapid, MN Area School
               Independent School District # 309 - Series 2001(c)                09/02/02     2.70      3,498,438




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2002
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,200,000    Rasholt, WI School District TRAN (c)                              08/23/02     2.90%   $ 1,200,581
  5,000,000    State of Texas TRAN                                               08/29/02     1.40      5,037,975    MIG-1     SP-1+
  1,000,000    Tigerton, WI School District (c)                                  08/23/02     2.70      1,000,914
  1,500,000    Waterloo, WI School District TRAN (c)                             09/20/02     2.70      1,500,733
  1,400,000    Williams Bay, WI School District TRAN (c)                         08/23/02     2.84      1,400,891
-----------                                                                                           -----------
 76,500,000    Total Tax Exempt General Obligation Notes & Bonds                                        76,630,463
-----------                                                                                           -----------
Variable Rate Demand Instruments (d) (55.55%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000    Ashland, KY PCRB (Ashland Oil Inc. Project)
               LOC Suntrust Bank                                                 04/01/09     1.60%   $ 1,000,000   VMIG-1
  2,800,000    Burke County, GA Development Authority PCRB
               (Georgia Power Plant Vogtle 4th)                                  07/01/24     1.85      2,800,000   VMIG-1      A1
  6,000,000    Burke County, GA Development Authority PCRB
               (Georgia Power Company Vogtle 3rd)                                09/01/25     1.70      6,000,000   VMIG-1
  4,000,000    Burke County, GA Development Authority PCR
               (Oglethorpe Power Corporaton) - Series A
               Insured by FGIC                                                   01/01/19     1.60      4,000,000   VMIG-1      A1+
  6,400,000    Burke County, GA PCRB (Georgia Power Company Vogtle 2nd)          04/01/25     1.70      6,400,000   VMIG-1      A1
    400,000    Burke County, GA PCRB (Georgia Power Company Plant V)             07/01/24     1.70        400,000   VMIG-1      A1
    600,000    Burke County, GA PCRB (Georgia Power Company Plant V)             09/01/26     1.70        600,000   VMIG-1      A1
  3,400,000    Caddo Parish, LA Industrial Development Facilities Revenue
               (Atlas Project) - Series B
               LOC Deutsche Bank                                                 12/01/26     1.75      3,400,000   VMIG-1      A1+
  1,100,000    Camden County, NJ Improvement Authority RB
               (Redevelopment Harvest Village Project) - Series A
               LOC Chase Manhattan Bank, N.A.                                    07/01/29     1.65      1,100,000               A1+
  7,000,000    Carlton, WI PCRB (Wisconsin Power & Light Project)                09/01/05     1.70      7,000,000     P1        A1+
  2,900,000    Chapel Hill School of Medicine RB - Series 2001A                  02/15/31     1.65      2,900,000   VMIG-1      A1+
  1,050,000    Chicago, IL
               (O'Hare International Airport American Airlines) - Series A
               LOC Bayerische Hypovereinsbank                                    12/01/17     1.70      1,050,000     P1
  1,295,000    City of Charlotte, NC Airport RB
               Insured by MBIA Insurance Corp.                                   07/01/16     1.70      1,295,000   VMIG-1      A1+
  4,000,000    Columbia, AL IDRB PCR (Alabama Power Co. Project) - Series C      10/01/22     1.85      4,000,000   VMIG-1      A1




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,900,000    Columbia, MO Water & Electric RB
               LOC Toronto Dominion Bank                                         12/01/15     1.70%   $ 4,900,000   VMIG-1     A1+
  3,000,000    Connecticut State HEFA (Yale University)                          07/01/29     1.65      3,000,000   VMIG-1     A1+
  4,500,000    Dade County, FL Water And Sewer System RB
               Insured by FGIC                                                   10/05/22     1.70      4,500,000   VMIG-1     A1+
    800,000    Dearfield, WI IDA (Interpane Coatings Project) (c)
               LOC Commerzbank, A.G.                                             05/01/03     1.80        800,000
    400,000    Dekalb County, GA Development Authority IDRB
               (Pet Inc. Project) (c)
               LOC BNP Paribas                                                   02/01/05     1.80        400,000
  4,200,000    Dekalb County, GA Housing Authority MHRB
               (Wood Hills Apartments)
               LOC Bank of Montreal                                              12/01/07     1.75      4,200,000              A1+
    900,000    Detroit, MI Water Supply System
               Insured by FGIC                                                   07/01/13     1.60        900,000   VMIG-1     A1+
    100,000    Fairfax, VA IDA (Fairfax Hospital Systems, Inc.)                  10/01/25     1.65        100,000   VMIG-1     A1+
    300,000    Florida HFA (Multi-Family 1983 Remarketing)
               Collateralized by Federal National Mortgage Association           12/01/05     1.70        300,000              A1+
  2,000,000    Forsyth, MT PCRB (Pacificorp. Project)
               LOC Morgan Guaranty Trust Company                                 01/01/18     1.85      2,000,000     P1       A1+
  2,155,000    Franklin County, OH RB
               (The Villas at Saint Therese Project) - Series 1997F (c)
               LOC Fifth Third Bank                                              10/01/22     1.80      2,155,000
  7,200,000    Fulton County, GA Development Authority IRB
               (Siemens Energy Inc. Project)                                     12/15/14     1.75      7,200,000   VMIG-1
  7,200,000    Fulton County, GA Residential Care Facility
               (Lynbrook Square Foundation)
               LOC Dresdner Bank, A.G.                                           01/01/18     1.65      7,200,000              A1+
    400,000    Grapevine, TX Industrial Development Corporation
               (Multiple Mode - American Airlines) - Series B1
               LOC Bayerische Landesbank                                         12/01/24     1.65        400,000     P1
    400,000    Grapevine, TX Industrial Development Corporation
               (Multiple Mode - American Airlines) - Series B4
               LOC Bayerische Landesbank                                         12/01/24     1.65        400,000     P1
  1,000,000    Greensboro, NC Variable Public Improvement                        04/01/14     1.70      1,000,000   VMIG-1     A1+
    700,000    Hapeville, GA Development Authority (Hapeville Hotel)
               LOC Deutsche Bank                                                 11/01/15     1.65        700,000     P1




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2002
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,100,000    Harris County, TX Health Facility Development Authority
               (Texas Children's Hospital) - Series B-1
               Insured by MBIA Insurance Corp.                                   10/01/29     1.70%   $ 2,100,000   VMIG-1     A1+
 10,000,000    Harris County, TX IDC RB (Baytank Houston Inc.)
               LOC Rabobank Nederland                                            02/01/20     1.60     10,000,000              A1+
  2,300,000    Harris County, TX PCR (Exxon Project) - Series A                  03/01/24     1.65      2,300,000              A1+
  2,835,000    Henderson, NV Public Improvement
               (Multi-Family Housing Pueblo I-A)
               LOC Credit Suisse First Boston                                    08/01/26     1.85      2,835,000              A1+
  4,675,000    IBM Tax Exempt Trust 2001 - Series A                              09/01/07     1.93      4,675,000              A1+
  4,700,000    Illinois Development Finance Authority
               (James Jordan Boys & Girls Club &
               Family Life Center Project) - Series 1995
               LOC American National Bank                                        08/01/30     1.75      4,700,000              A1+
  2,200,000    Illinois Development Finance Authority
               (Trinity International University)
               LOC Firstar Bank                                                  10/01/30     1.75      2,200,000              A1
  3,400,000    Illinois Development Finance Authority RB
               (Glenwood School For Boys)
               LOC Harris Trust & Savings Bank                                   02/01/33     1.70      3,400,000              A1+
  2,000,000    Illinois Education Loan Facility RB (Lake County Family YMCA)
               LOC Harris Trust & Savings Bank                                   11/01/30     1.70      2,000,000              A1+
    900,000    Indiana HFA RB (Access Designated PG-B)
               LOC Comerica Bank                                                 01/01/16     1.70        900,000              A1
  3,000,000    Jackson County, MI EDC (Thrifty Leoni) (c)
               LOC Bank One                                                      12/01/14     2.00      3,000,000
  2,000,000    Jackson County, MS Port Facilities RB
               (Chevron USA Inc. Project) - Series 1993                          06/01/23     1.65      2,000,000     P1
  1,000,000    Jacksonville, FL Electric Authority
               (Electric System) - Series 2001B                                  10/01/30     1.70      1,000,000   VMIG-1     A1+
  1,000,000    Jefferson County, TX Port of Port Authur Navigation (Texaco)      10/01/24     1.70      1,000,000   VMIG-1     A1
  1,000,000    Kansas City, MO IDA Hospital Revenue
               (Baptist Health Systems Project) - Series A
               LOC Bank of America                                               08/01/18     1.80      1,000,000   VMIG-1
 13,323,555    Koch Floating Rate Trust
               Insured by AMBAC Indemnity Corp.                                  05/03/04     1.98     13,323,555              A1+




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000    Lincoln County, WY PCRB (Exxon Corporation) - Series 1985         08/01/15     1.65%   $ 1,000,000     P1       A1+
  4,900,000    Lubbock, TX Educational Facilities Authority
               (Lubbock Christian University)                                    05/01/29     1.80      4,900,000   VMIG-1
  2,200,000    Maricopa County, AZ PCRB (Arizona Public Service) - Series C
               LOC Toronto Dominion Bank                                         05/01/29     1.70      2,200,000     P1       A1+
  7,000,000    Massachusetts State HEFA (Harvard University) - Series BB         02/01/34     1.55      7,000,000   VMIG-1     A1+
  5,000,000    Mecklenburg County, NC RB - Series C                              02/01/17     1.70      5,000,000   VMIG-1     A1
  2,400,000    Michigan Strategic Fund PCRB (Consumer's Power Co. Project)
               Insured by AMBAC Indemnity Corp.                                  06/15/10     1.70      2,400,000              A1+
  1,100,000    Missouri State HEFA (Washington University) - Series 2000         03/01/40     1.70      1,100,000   VMIG-1     A1+
  3,000,000    Monroe County, GA Development Authority PCRB
               (Georgia Power Co. Scherer 2nd) - Series 1994                     09/01/24     1.85      3,000,000   VMIG-1
  1,000,000    Monroe County, GA Development Authority PCRB
               (Georgia Power Co. Scherer 2nd) - Series 1995                     07/01/25     1.85      1,000,000   VMIG-1
  3,950,000    Montgomery County, MD EDC RB
               (Brooke Grove Foundations, Inc. Facilities) - Series 1995
               LOC First National Bank of Maryland                               01/01/16     1.73      3,950,000              A1
  1,700,000    Montgomery County, TX IDRB
               (Houston Area Residential Center Project) - Series 1985
               LOC BNP Paribas                                                   12/01/15     1.75      1,700,000              A1
  3,000,000    Municipal Electric Authority of Georgia
               (Project One Bonds) - Series 1994E
               Insured by FSA                                                    01/01/26     1.60      3,000,000   VMIG-1     A1+
  2,475,000    Nebraska Educational Finance Authority
               (Creighton University Project)
               LOC Allied Irish Bank                                             08/01/31     1.65      2,475,000   VMIG-1
  1,100,000    New Jersey State Floating Rate Trust Receipts                     05/01/03     1.60      1,100,000   VMIG-1
  2,000,000    New York City, NY Municipal Water Finance Authority RB
               (Water & Sewer System) - Series G
               Insured by FGIC                                                   06/15/24     1.65      2,000,000   VMIG-1     A1+
  3,745,000    North Carolina HFA Municipal Trust Receipts - Series CMC4         01/01/27     1.85      3,745,000   VMIG-1
  3,000,000    Oklahoma Housing Development Authority MHRB
               (Affordable Housing Acquisition PG)                               02/01/37     1.90      3,000,000   VMIG-1
  1,700,000    Oregon State GO - Series 73H
               LOC Bayeriche Landesbank                                          12/01/19     1.60      1,700,000   VMIG-1     A1+




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2002
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 7,350,000    Phoenix, AZ IDA MHRB Refunding
               (Bell Square Apartments Project) - Series 1995
               LOC General Electric Capital Corporation                          06/01/25     1.80%   $ 7,350,000              A1+
  3,500,000    Phoenix, AZ IDA MHRB Refunding
               (Paradise Lake Apartments Project) - Series 1995
               LOC General Electric Capital Corporation                          07/01/25     1.80      3,500,000              A1+
  5,000,000    Pitkin County, CO IDRB (Aspen Skiing Co. Project)
               LOC First National Bank of Chicago                                04/01/16     1.70      5,000,000              A1+
  1,300,000    Port of Corpus Christi, TX (Reynolds Metals Co. Project)
               LOC Westdeutche Landesbank                                        09/01/14     1.65      1,300,000     P1       A1+
    950,000    Richmond, VA Capital Region Airport
               (Richmond International Airport)
               Insured by AMBAC Indemnity Corp.                                  07/01/25     1.70        950,000   VMIG-1     A1+
    135,000    Richmond, VA IDA RB (Union University)
               LOC Bank of America                                               12/01/07     1.70        135,000              A1+
  4,600,000    Roanoke, VA IDA (Roanoke Memorial Hospital)                       07/01/19     1.70      4,600,000   VMIG-1     A1
  2,900,000    Salina, KS (Dillards Project) (c)
               LOC Bank of America                                               12/01/14     1.90      2,900,000
  2,130,000    Sarpy County, NE PCRB (Allied Signal, Inc. Project) - Series 1995 07/01/13     1.85      2,130,000              A1
  6,400,000    Sheboygan, WI PCRB (Wisconsin Power & Light Co.) (c)              08/01/14     1.65      6,400,000
    400,000    Southeast Georgia Health System
               (Glynn-Brunswick Memorial Hospital)
               Insured by MBIA Insurance Corp.                                   08/01/16     1.65        400,000   VMIG-1     A1+
  2,500,000    Southwest Higher Education Authority Incorporation
               (Southern Methodist University)
               LOC Landesbank Hessen                                             07/01/15     1.70      2,500,000   VMIG-1
  2,175,000    St. Cloud, MN Commercial Development (Kelly Inns Project) (c)
               LOC First Bank of South Dakota                                    04/01/13     1.85      2,175,000
  2,800,000    State of Oregon (Eagle Picher Industries)
               LOC ABN AMRO Bank, N.A.                                           12/01/04     1.65      2,800,000     P1       A1+
    555,000    Suffolk, VA Redevelopment And Housing Authority
               (Oak Spring Apartments, LLC)
               Guaranteed by Federal Home Loan Mortgage Corp.                    12/01/19     1.70        555,000   VMIG-1
  1,405,000    Terre Haute, IN EDRB (Westminster Village Terre Haute Inc.) (c)
               LOC Huntington National Bank                                      07/01/11     2.18      1,405,000



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,325,000    Tulsa, OK IDA (Indiana Health Care Project) (c)
               LOC Bank One                                                      06/01/14     1.85%   $ 2,325,000
  2,000,000    University Athletic Association Inc.
               (University Florida Stadium Project)
               LOC Suntrust Bank                                                 02/01/20     1.85      2,000,000   VMIG-1
  6,900,000    University of North Carolina at Chapel Hill RB - Series 2001C     12/01/25     1.55      6,900,000   VMIG-1     A1+
  4,700,000    University of Southern Indiana
               LOC Bank One                                                      10/01/19     1.75      4,700,000   VMIG-1     A1
  1,700,000    Utah State Highway - Series 1999C                                 07/01/16     1.65      1,700,000   VMIG-1     A1+
  6,400,000    Valdez, AK Marine Terminal
               (British Petroleum Pipelines Inc. Project)                        07/01/37     1.65      6,400,000   VMIG-1     A1+
  3,000,000    Vancouver, WA Housing Authority (Village Park Apartments)
               LOC US Bank, N.A.                                                 11/02/05     1.80      3,000,000              A1
    925,000    Virginia College Building Authority
               (University of Richmond Project)                                  11/01/26     1.70        925,000   VMIG-1
  1,700,000    Washington State Public Power Supply
               (Nuclear Project #1) - Series 1993A
               LOC Bank of America                                               07/01/17     1.65      1,700,000   VMIG-1     A1+
-----------                                                                                           -----------
262,553,555    Total Variable Rate Demand Instruments                                                 262,553,555
-----------                                                                                           -----------
Variable Rate Demand Instruments - Participation Notes (d) (0.92%)
------------------------------------------------------------------------------------------------------------------------------------
$   325,000    Hebron, TX HFDC HFDRB
               (Carrollton Professional Plaza Project) - Series 1983
               LOC PNC Bank, N.A.                                                07/01/03     6.90%   $   325,000     P1       A1
    140,000    Isabella, MI EDC IDRB
               (The Delafield Company Project) - Series 1983
               LOC Chase Manhattan Bank, N.A.                                    08/01/03     2.61        140,000     P1       A1+
  3,775,000    Parish of Lafayette, LA IDRB
               (Petroleum Tower of Lafayette Project) - Series 1983
               LOC Chase Manhattan Bank, N.A.                                    05/01/13     2.61      3,775,000     P1       A1+
    126,027    The Woodlands Fire Dept., Inc. Tax Exempt Loan
               LOC Chase Manhattan Bank, N.A.                                    06/30/06     2.61        126,027     P1       A1+
-----------                                                                                           -----------
  4,366,027    Total Variable Rate Demand Instruments - Participation Notes                             4,366,027
-----------                                                                                           -----------
Variable Rate Demand Instruments - Private Placements (d) (7.90%)
------------------------------------------------------------------------------------------------------------------------------------
$   400,000    Algona, WA EDC IRB (Tharco Project)
               LOC Wells Fargo Bank, N.A.                                        08/01/05     2.90%   $   400,000     P1       A1+




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2002
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments - Private Placements (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,634,000    Anaheim, CA (West Anaheim Convalescent Home)
               LOC Union Bank of California                                      12/01/15     2.85%   $ 2,634,000   P1         A2
  3,844,000    Anaheim, CA Housting Authority MHRB
               (West Anaheim Royale Project) - Series 1985C
               LOC Union Bank of California                                      12/01/15     2.85      3,844,000   P1         A2
  4,000,000    Bridgeview, IL IDRB (L&CP Corporation Project) - Series 1985
               LOC Societe Generale                                              11/01/05     2.85      4,000,000   P1         A1+
    300,000    City & County of Denver, CO IDRB
               (Tharco Containers Colorado, Inc. Project) - Series 1984
               LOC Wells Fargo Bank, N.A.                                        12/15/04     2.90        300,000   P1         A1+
    240,000    City of Phoenix, AZ IDA IDRB
               (Horizon Moving Systems, Inc. Project) - Series 1985
               LOC Bank One, Arizona                                             04/01/05     3.09        240,000   P1         A1
  3,823,000    Culver City, CA RDRB (Culver City Royale Project) - Series 1985
               LOC Union Bank of California                                      12/01/15     2.85      3,823,000   P1         A2
  2,061,895    Franklin County, OH EDRB
               (Norwich Limited Partnership Project) - Series 1985
               LOC Huntington National Bank                                      10/01/05     3.23      2,061,895   P1         A1
  1,500,000    Harford County, MD EDRB
               (Harrigan Roller Company, Inc. Project) - Series 1984
               LOC Dresdner Bank, A.G.                                           12/28/14     2.85      1,500,000   P1         A1+
  4,475,000    Howard County, MD RB
               (The Bluffs & Hawthorne Apartment Facility) - Series 1995
               LOC First National Bank of Maryland                               12/01/20     1.85      4,475,000   P1         A2
    613,000    King County, WA EECRB
               (Arensberg Investments Project) - Series 1984
               LOC Bank of America                                               01/01/05     3.09        613,000   P1         A1+
    450,000    Lackawanna County, PA IDA Revenue Note
               (Art Print Company Project)
               LOC PNC Bank, N.A.                                                06/30/02     3.09        450,000   P1         A1
  2,424,800    Oroville, CA IDRB
               (The Lynn Partnership Nursing Home Project) - Series 1985A
               LOC Bank of America                                               04/01/15     3.09      2,424,800   P1         A1+
  1,641,000    Seattle, WA IDC RB
               (Computer Slides Company Project) - Series 1985
               LOC Bank of America                                               06/01/05     3.09      1,641,000   P1         A1+
    309,806    Tax Exempt IRB Trust I - Series 1989 (c)
               LOC Zion's National Bank                                          12/10/15     3.09        309,806




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments - Private Placements (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   848,333    Troy, NY IDA IDRB (Troy Mall Associates Project) - Series 1985A
               LOC Key Bank, N.A.                                                07/01/15     2.85%   $    848,333  P1         A1
  2,393,500    West Jordan, UT IDRB
               (The Lynn Partnership Nursing Home Project) - Series 1985
               LOC Bank Of America                                               07/01/15     3.09       2,393,500  P1         A1+
  2,000,000    Wooddale, IL IDRB
               (Bohler Bros. of America, Inc. Project) - Series 1985
               LOC Creditanstalt - Bankverein                                    06/01/10     2.85       2,000,000  P1         A1+
  3,390,000    York County IDA RB
               (York Outlet Mall Limited Partnership Project) - Series 1987
               LOC York Bank and Trust                                           12/01/14     1.70       3,390,000  P1         A2
-----------                                                                                           ------------
 37,348,334    Total Variable Rate Demand Instruments - Private Placements                              37,348,334
-----------                                                                                           ------------
               Total Investments (98.96%) (Cost $467,695,379+)                                         467,695,379
               Cash And Other Assets, Net Of Liabilities (1.04%)                                         4,902,042
                                                                                                      ------------
               Net Assets (100.00%)                                                                   $472,597,421
                                                                                                      ============
               Net asset value, offering and redemption price per share:
               Class A Shares,  117,902,236 Share Outstanding (Note 3)                                $       1.00
                                                                                                      ============
               Class B Shares,  350,699,685 Share Outstanding (Note 3)                                $       1.00
                                                                                                      ============
               Thornburg Shares,  4,188,623 Share Outstanding (Note 3)                                $       1.00
                                                                                                      ============


              +    Aggregate cost for federal income tax purposes is identical.













--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2002
(UNAUDITED)
================================================================================


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated for the put bonds is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



KEY:
    BAN      =   Bond Anticipation Note                         IDC      =   Industrial Development Corporation
    COPS     =   Certificates of Participation                  IDRB     =   Industrial Development Revenue Bond
    EDC      =   Economic Development Corporation               IRB      =   Industrial Revenue Bond
    EDRB     =   Economic Development Revenue Bond              LOC      =   Letter of Credit
    EECRB    =   Economic Enterprise Corporation Revenue Bond   MHRB     =   Multifamily Housing Revenue Bond
    FGIC     =   Financial Guaranteed Insurance Company         PCR      =   Pollution Control Revenue
    FSA      =   Financial Security Assurance                   PCRB     =   Pollution Control Revenue Bond
    GO       =   General Obligations                            RB       =   Revenue Bond
    HEFA     =   Health & Education Facilities Authority        RDRB     =   Residential Development Revenue Bond
    HFA      =   Housing Finance Authority                      TAN      =   Tax Anticipation Note
    HFDC     =   Health Facilities Development Corporation      TAW      =   Tax Anticipation Warrant
    HFDRB    =   Health Facilities Development Revenue Bond     TRAN     =   Tax and Revenue Anticipation Note
    IDA      =   Industrial Development Authority




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2002
(UNAUDITED)
================================================================================


INVESTMENT INCOME

Income:

    Interest.............................................................................     $  4,295,601
                                                                                               -----------

Expenses: (Note 2)

    Investment management fee............................................................          802,800

    Administration fee...................................................................          518,732

    Distribution fee (Class A)...........................................................          173,183

    Distribution fee (Thornburg shares)..................................................            5,473

    Custodian expenses...................................................................           10,856

    Shareholder servicing and related shareholder expenses+..............................          172,113

    Legal, compliance and filing fees....................................................           73,629

    Audit and accounting.................................................................           64,240

    Directors' fees......................................................................           20,106

    Other................................................................................            3,371
                                                                                               -----------

     Total expenses......................................................................        1,844,503

     Less: Expense paid indirectly (Note 2)..............................................     (     10,910)
                                                                                               -----------

     Net expenses........................................................................        1,833,593
                                                                                               -----------

Net investment income....................................................................        2,462,008



REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments..................................................          -0-
                                                                                               -----------

Increase in net assets from operations...................................................     $  2,462,008
                                                                                               ===========


+ Includes class specific transfer agency expenses of $58,518, $87,776 and $1,849 for Class A, Class B and Thornburg Class, respectively.








--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                      Six Months
                                                                         Ended                   Year
                                                                    April 30, 2002              Ended
                                                                      (Unaudited)          October 30, 2001
                                                                       ---------           ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income..........................................  $    2,462,008          $   16,173,888
   Net realized gain (loss) on investments........................         -0-              (           67)
                                                                     -------------           -------------
   Increase in net assets from operations.........................       2,462,008              16,173,821
Dividends to shareholders from net investment income
   Class A........................................................  (      545,333)*        (    4,513,354)*
   Class B........................................................  (    1,899,707)*        (   11,529,891)*
   Thornburg shares..............................................   (       16,968)*        (      130,643)*
Capital share transactions (Note 3)
   Class A........................................................  (   28,947,198)         (   30,415,705)
   Class B........................................................  (   55,454,584)         (   25,686,152)
   Thornburg shares...............................................         147,721               2,098,954
                                                                     -------------           -------------
      Total increase (decrease)...................................  (   84,254,061)         (   54,002,970)
Net assets:
   Beginning of period............................................     556,851,482             610,854,452
                                                                     -------------           -------------
   End of period..................................................  $  472,597,421          $  556,851,482
                                                                     =============           =============

* Designated as exempt-interest dividends for federal income tax purposes.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================

1. Summary of Accounting Policies.

Daily Tax Free Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and Thornburg shares. The Class A and Thornburg shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, the Class A, Class B and Thornburg shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced November 23, 1992. Thornburg shares commenced on February 8, 2000. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a)   Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)   Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)   Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d)   Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e)   General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2.   Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (Manager) at the annual rate of .325% of the Fund's average daily net assets up to $750 million plus .30% of such assets in excess of $750 million.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
     (Continued).

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets up to $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A and Thornburg shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a service fee equal to .25% of the Fund's average daily net assets with respect only to Class A and Thornburg shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $6,000 per annum plus $750 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $124,548 paid to Reich & Tang Services, Inc., an affiliate of the Manager as shareholder servicing agent for the Fund. Also, included under the same caption are expense offsets of $6,450.

Included in the Statement of Operations under the caption "Custodian Expenses" are expense offsets of $4,460.

3.   Capital Stock.

At April 30, 2002, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $472,623,431. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months                             Year
                                                    Ended                               Ended
Class A                                         April 30, 2002                    October 31, 2001
-------                                         --------------                    ----------------
Sold                                               200,662,604                         709,107,790
Issued on reinvestment of dividends.......             480,658                           3,692,807
Redeemed..................................     (   230,090,460)                    (   743,216,302)
                                                --------------                      --------------
Net increase (decrease)...................     (    28,947,198)                    (    30,415,705)
                                                ==============                      ==============

CLASS B
-------
Sold......................................         731,788,824                       1,827,842,065
Issued on reinvestment of dividends.......           1,773,837                          11,645,272
Redeemed..................................     (   789,017,245)                    ( 1,865,173,489)
                                                --------------                      --------------
Net increase (decrease)...................     (    55,454,584)                    (    25,686,152)
                                                ==============                      ==============

THORNBURG SHARES
----------------
Sold......................................           5,250,401                         104,994,005
Issued on reinvestment of dividends.......              18,511                             130,533
Redeemed..................................     (     5,121,191)                    (   103,025,584)
                                                --------------                      --------------
Net increase (decrease)...................             147,721                           2,098,954
                                                ==============                      ==============




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

4.   Tax Information.

Accumulated undistributed realized losses at April 30, 2002 amounted to $26,010. Such losses represent tax basis net capital losses which may be carried forward to offset capital gains. Such losses expire through October 31, 2008.

5.   Financial Highlights.



                                               Six Months
CLASS A                                          Ended                     Year Ended October 31,
-------                                         April 30,   -----------------------------------------------------------
                                                  2002        2001         2000         1999        1998        1997
                                                ---------   ---------    ---------    ---------   ---------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........... $   1.00    $   1.00     $   1.00     $   1.00    $   1.00    $   1.00
                                                ---------   ---------    ---------    ---------   ---------   ---------
Income from investment operations:
  Net investment income........................     0.004       0.025        0.031        0.024       0.029       0.031
Less distributions:
  Dividends from net investment income......... (   0.004)  (   0.025)   (   0.031)   (   0.024)  (   0.029)  (   0.031)
                                                 --------    --------     --------     --------    --------    --------
Net asset value, end of period................. $   1.00    $   1.00     $   1.00     $   1.00    $   1.00    $   1.00
                                                =========   =========    =========    =========   =========   =========
Total Return...................................     0.39%(a)    2.58%        3.17%        2.42%       2.92%       3.08%
Ratios/Supplemental Data
Net assets, end of period (000)................ $ 117,854   $ 146,799    $ 177,209    $ 323,100   $ 363,295   $ 389,897
Ratios to average net assets:
  Expenses (b).................................     0.94%(c)    0.92%        0.99%        0.98%       0.94%       0.91%
  Net investment income........................     0.79%(c)    2.60%        3.05%        2.39%       2.89%       3.03%


(a)  Not Annualized

(b)  Includes expenses paid indirectly

(c)  Annualized






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

5. Financial Highlights. (Continued)



                                                                                    Year Ended
CLASS B                                     Six Months Ended                        October 31,
-------                                         April 30,   -----------------------------------------------------------
                                                  2002        2001         2000         1999        1998        1997
                                                ---------   ---------    ---------    ---------   ---------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........... $   1.00    $   1.00     $   1.00     $   1.00    $   1.00    $   1.00
                                                ---------   ---------    ---------    ---------   ---------   ---------
Income from investment operations:
  Net investment income........................     0.005       0.028        0.035        0.027       0.032       0.033
Less distributions:
  Dividends from net investment income......... (   0.005)  (   0.028)   (   0.035)   (   0.027)  (   0.032)  (   0.033)
                                                 --------    --------     --------     --------    --------    --------
Net asset value, end of period................. $   1.00    $   1.00     $   1.00     $   1.00    $   1.00    $   1.00
                                                =========   =========    =========    =========   =========   =========
Total Return...................................     0.53%(a)    2.85%        3.52%        2.74%       3.21%       3.34%
Ratios/Supplemental Data
Net assets, end of period (000)................ $ 350,556   $ 406,013    $ 431,704    $ 291,708   $ 230,446   $ 173,339
Ratios to average net assets:
  Expenses(b)..................................     0.66%(c)    0.65%        0.65%        0.67%       0.67%       0.66%
  Net investment income........................     1.08%(c)    2.86%        3.50%        2.71%       3.15%       3.29%


                                                         Six Months                                      February 8, 2000
                                                           Ended                 Year Ended         (Commencement of Offering) to
THORNBURG SHARES                                       April 30, 2002          October 31, 2001          October 31, 2000
----------------                                       --------------          ----------------          ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........         $   1.00                $   1.00                  $   1.00
                                                         ---------               ---------                 ---------
Income from investment operations:
  Net investment income........................             0.004                   0.025                     0.024
Less distributions:
  Dividends from net investment income.........         (   0.004 )             (   0.025 )               (   0.024 )
                                                         ---------               ---------                 ---------
Net asset value, end of period.................         $   1.00                $   1.00                  $   1.00
                                                        ==========               =========                 =========
Total Return...................................             0.39%(a)                2.58%                     2.43%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................         $   4,187               $   4,039                 $   1,941
Ratios to average net assets:
  Expenses(b)..................................             0.94%(c)                0.92%                     0.99%(c)
  Net investment income........................             0.79%(c)                2.60%                     3.05%(c)


(a)  Not Annualized

(b)  Includes expenses paid indirectly

(c)  Annualized




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

                                                 Directors and Officers Information
                                                           April 30, 2002+


----------------------- -------------- -------------- -------------------------- ---------------------- ---------------

                        Position(s)       Term of           Principal                 Number of               Other
   Name, Address1,       Held with        Office          Occupation(s)           Portfolios in Fund      Directorships
       and Age              Fund       and Length of       During Past                 Complex               held by
                                        Time Served          5 Years                 Overseen by            Director
                                                                                 Director or Officer
----------------------- -------------- -------------- -------------------------- ---------------------- ---------------
Disinterested Directors:
----------------------- -------------- -------------- -------------------------- ---------------------- ---------------
Dr. W. Giles             Director         1982        Professor of Business      Director/Trustee of          N/A
Mellon,                                               Administration in the      twelve other
Age 71                                                Graduate School of         portfolios
                                                      Management, Rutgers
                                                      University with which he
                                                      has been associated with
                                                      since 1966.
----------------------- -------------- -------------- -------------------------- ---------------------- ---------------
Robert Straniere,        Director         1983        Owner, Straniere Law       Director/Trustee of     WPG Funds Group
Esq.,                                                 Firm since 1980 and        twelve other
Age 61                                                counsel at Fisher,         portfolios
                                                      Fisher & Berger since
                                                      1995.
----------------------- -------------- -------------- -------------------------- ---------------------- ---------------
Dr. Yung Wong,           Director         1982        Managing Director of       Director/Trustee of          N/A
Age 63                                                Abacus Associates, an      twelve other
                                                      investment firm, since     portfolios
                                                      1996.
----------------------- -------------- -------------- -------------------------- ---------------------- ---------------


1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

+ The Statement of Additional Information includes additional information about Daily Tax Free Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================

                                                 Directors and Officers Information
                                                     April 30, 2002+ (continued)


---------------------- -------------- ----------------- -------------------------   -------------------- -----------------

                       Position(s)    Term of Office    Principal Occupation(s)          Number of            Other
  Name, Address1,       Held with      and Length of          During Past           Portfolios in Fund    Directorships
      and Age              Fund         Time Served             5 Years                   Complex            held by
                                                                                        Overseen by          Director
                                                                                    Director or Officer
---------------------- -------------- ----------------- --------------------------- -------------------- -----------------
Interested Directors/Officers:
---------------------- -------------- ----------------- --------------------------- -------------------- -----------------
Steven W. Duff,        President and        1994        Manager and President of    Director/Trustee         N/A
Age 48                 Director2                        Reich & Tang Asset          and/or Officer of
                                                        Management, LLC ("RTAM,     seventeen
                                                        LLC"), a registered         portfolios
                                                        Investment Advisor.
                                                        Associated with RTAM,
                                                        LLC since 1994.
---------------------- -------------- ----------------- --------------------------- -------------------- -----------------
Richard DeSanctis,     Treasurer and        1992        Executive Vice President,   Officer of seventeen     N/A
Age 45                 Assistant                        CFO and Treasurer of RTAM,  other portfolios
                       Secretary                        LLC.  Associated with RTAM,
                                                        LLC since 1990.
---------------------- -------------- ----------------- --------------------------- -------------------- -----------------
Dawn Fischer,          Vice President       1985        Managing Director of        Officer of one           N/A
Age 55                                                  Thornburg Investment        portfolio
                                                        Management, Inc. with which
                                                        she has been associated
                                                        with since 1982.
---------------------- -------------- ----------------- --------------------------- -------------------- -----------------
Molly Flewharty,       Vice President       1983        Senior Vice President of    Officer of seventeen     N/A
Age 51                                                  RTAM, LLC. Associated with  other portfolios
                                                        RTAM, LLC since 1977.
---------------------- -------------- ----------------- --------------------------- -------------------- -----------------
Rosanne Holtzer,       Secretary and        1998        Senior Vice President of    Officer of seventeen     N/A
Age 37                 Assistant                        RTAM, LLC.  Associated with other portfolios
                       Treasurer                        RTAM, LLC since 1986.
---------------------- -------------- ----------------- --------------------------- -------------------- -----------------
Lesley M. Jones,       Vice President       1982        Senior Vice President of    Officer of eleven        N/A
Age 53                                                  RTAM, LLC. Associated with  other portfolios.
                                                        RTAM, LLC since 1973.
---------------------- -------------- ----------------- --------------------------- -------------------- -----------------
Dana E. Messina,       Vice President       1982        Executive Vice President of Officer of fourteen      N/A
Age 45                                                  RTAM, LLC.  Associated with other portfolios
                                                        RTAM, LLC since 1980.
---------------------- -------------- ----------------- --------------------------- -------------------- -----------------


1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

+ The Statement of Additional Information includes additional information about Daily Tax Fee Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












DAILY
TAX FREE
INCOME
FUND, INC.




















                               Semi-Annual Report
                                 April 30, 2002
                                   (Unaudited)






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------








------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York  10286


Transfer Agent &
 Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, NY 10020









DTF4/02S